Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of master trust investments measured at fair value
Master Trust investments measured at fair value as of December 31, 2025 are summarized below:

	December 31, 2025
	Fair Value Measurements Using
(in thousands)	Quoted Prices			Total
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Investments in the Master Trust

Registered investment companies	$97,747	$—	$—	$97,747
Equity securities	2,307,397	—	—	2,307,397
Fixed income securities	—	406,994	—	406,994
Self-directed brokerage accounts	459,800	—	—	459,800
Merck common stock	907,977	—	—	907,977

Investments measured within the fair value hierarchy	$3,772,921	$406,994	$—	$4,179,915

Common/collective trusts measured at NAV practical expedient (1)				$12,677,091

Master trust investments at fair value				$16,857,006

(1) Certain investments that were measured at net asset value (NAV) per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table also do not include the Master Trust's accrued interest and dividends or other net assets.

The Plan's interests within the Master Trust as specifically identified in Note 6 are leveled in the same manner as the Master Trust investment categories presented above.
Master Trust investments measured at fair value as of December 31, 2024 are summarized below:

	December 31, 2024
	Fair Value Measurements Using
(in thousands)	Quoted Prices			Total
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Investments in the Master Trust

Registered investment companies	$500,106	$—	$—	$500,106
Equity securities	2,244,340	—	—	2,244,340
Fixed income securities	—	386,182	—	386,182
Self-directed brokerage accounts	368,784	—	—	368,784
Merck common stock	1,026,831	—	—	1,026,831

Investments measured within the fair value hierarchy	$4,140,061	$386,182	$—	$4,526,243

Common/collective trusts measured at NAV practical expedient (1)				$11,107,463

Master trust investments at fair value				$15,633,706

(1) Certain investments that were measured at net asset value (NAV) per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table also do not include the Master Trust's accrued interest and dividends or other net assets.

The Plan's interests within the Master Trust as specifically identified in Note 6 are leveled in the same manner as the Master Trust investment categories presented above.